Client Name:	RMF
Client Project Name:	RPIT 2019-1
Start - End Dates:	07/2019-09/2019
Deal Loan Count:	384

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	1
Property Valuations	Appraisal	PRVAAPPR175	Missing Review Appraisal required per guidelines	1
Total				2

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